UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number _811-612_

Value Line Income and Growth Fund, Inc.

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y. 10017

(Address of principal executive offices) (Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

Item I. Reports to Stockholders.

INVESTMENT ADVISER	Value Line, Inc. 220 East 42nd Street New York, NY 10017-5891

DISTRIBUTOR	Value Line Securities, Inc. 220 East 42nd Street New York, NY 10017-5891

CUSTODIAN BANK	State Street Bank and Trust Co. 225 Franklin Street Boston, MA 02110

SHAREHOLDER SERVICING AGENT	State Street Bank and Trust Co. c/o BFDS P.O. Box 219729 Kansas City, MO 64121-9729

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP 300 Madison Avenue New York, NY 10017

LEGAL COUNSEL	Peter D. Lowenstein, Esq. P.O. Box 272 Cos Cob, CT 06807-0272

DIRECTORS	Jean Bernhard Buttner John W. Chandler Frances T. Newton Francis C. Oakley David H. Porter Paul Craig Roberts Nancy-Beth Sheerr

OFFICERS
Jean Bernhard Buttner
Chairman and President
David T. Henigson
Vice President,
Secretary and Chief
Compliance Officer
Stephen R. Anastasio
Treasurer
Howard A. Brecher
Assistant Secretary/
Assistant Treasurer

This unaudited report is issued for information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

539615

SEMI-ANNUAL REPORT

June 30, 2007

Value Line
Income and Growth
Fund, Inc.

Value Line Income and Growth Fund, Inc.

To Our Value Line Income

To Our Shareholders:

The Value Line Income and Growth Fund (the “Fund”) had a total return of 7.20% in the first six months of 2007. This compared with the 6.96% return on the S&P 500 Index(1), an unmanaged stock index, and a total return of 0.97% for the unmanaged Lehman Government/Credit Bond Index(2).

Despite the headwinds of a weak domestic housing sector and irregular GDP growth, the equity market had a strong start in the first half of the year. Solid corporate earnings expansion of roughly 10% in the first quarter along with a continued strong global economic environment provided the main support for the market. Going forward, higher energy prices, along with rising mortgage rates, may begin to affect the US consumer as the year progresses. The financial sector, the largest weighting in the S&P 500 at roughly 20%, may also experience some slowing due to the shakeout in the housing sector. However, with interest rates still at very reasonable levels, a fair amount of private equity capital on the sidelines, and record amounts of share buybacks by corporations, there appears to be decent support for the equity market if a correction does occur in the second half of the year.

Given this backdrop, the second half of 2007 could be more volatile for the equity markets. Record profit margins for corporations may begin to slip given the recent rise in energy prices. In addition, the double-digit growth rate of corporate earnings will likely slow in the second half. Due to the increase in long-term interest rates, we have added some new fixed-income securities that have lengthened the average maturity of our bond holdings, but we still maintain a fairly conservative position in regards to duration risk. Currently, the Fund has an above-average weighting in the Industrial sector, since we still like the prospects for these companies given the weak dollar and strong global growth. Also, we have overweighted the Healthcare sector given its usually defensive nature. The Fund has further reduced its underweight position in the poorly performing Financial sector, as we are still concerned about the fallout a weakening housing market will have on earnings growth for many of the companies in this sector. The effect a weak housing market could have on the consumer is the reason we have also reduced our holdings in the Consumer Discretionary sector.

We believe that in the current investment setting a well-diversified and balanced approach will produce the best results on a risk/reward basis. Given the tax advantages accorded dividend paying equity securities, and the fact that dividend paying companies tend to have more stable earnings growth, the Fund continues to focus its investments in this area and currently roughly 75% of our equity holdings pay a dividend. Preserving capital in the short run, while generating good total returns (income plus growth) over the long term, remain our goals. As always, we appreciate your continued investment.

Sincerely,

Jean Bernhard Buttner
Chairman and President

August 3, 2007

(1)	The Standard & Poor’s 500 Index consists of 500 stocks which are traded on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System and is representative of the broad stock market. This is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to directly invest in this index.

(2)	The Lehman Brothers Government/Credit Bond Index consists of government, investment-grade and mortgage-backed bonds and is representative of the broad bond market. This is an unmanaged index and does not reflect charges, expenses or taxes, and it is not possible to directly invest in this index.

Value Line Income and Growth Fund, Inc.

and Growth Fund Shareholders

Economic Observations

The U.S. economy struggled during the first quarter of this year, posting a negligible gross domestic product increase of 0.6%. A further softening in the troubled housing market and an additional draw-down in inventories were primary contributors to the economy’s early problems. However, growth picked up in the April-through-June period, with GDP gaining a vigorous 3.4%, buoyed by inventory rebuilding and somewhat greater strength in manufacturing. Housing, though, played no role in the improvement. If anything, demand in that key sector weakened further. Now, as we look out to the second half, we see that housing is still depressed, but the industrial sector is perking up a bit, while the retail sector is likely to continue moving forward at a modest pace.

This generally benign economic backdrop is likely to help fuel GDP growth of 2.5%, or so, during the final half of the year. Moderate growth along these lines should keep corporate earnings in a nice uptrend.

This relatively favorable scenario assumes that there are no exogenous global shocks along the way, such as a worsening situation in the Middle East, a further surge in oil prices, or a serious misstep by the Federal Reserve Board, any of which could disrupt the orderly pace of business activity, even to the point of bringing on a recession.

Inflation, meantime, remains under control for the most part, thanks to comparatively stable labor costs and meaningful levels of productivity growth (i.e., labor cost efficiency). Adequate supplies of raw materials are also helping to keep the costs of production from undue escalation. We caution, though, that as the economy moves further along the recovery trail over the next few years, some modest increases in pricing pressures could emerge. Absent a stronger long-term business expansion than we now forecast, or a prolonged rise in oil prices, inflation should be held in check for the most part through the end of the decade.

Value Line Income and Growth Fund, Inc.

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/07	Ending account value 6/30/07	Expenses* paid during period 1/1/07 thru 6/30/07
Actual	$1,000.00	$1,072.00	$5.45
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.06% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period. This expense ratio may differ from the expense ratio shown in the Financial Highlights.

Value Line Income and Growth Fund, Inc.

Portfolio Highlights at June 30, 2007 (unaudited)

Ten Largest Common Stock Holdings

Issue	Shares	Value	Percentage of Net Assets
General Electric Co.	105,000	$4,019,400	1.05%
Berkshire Hathaway, Inc. Class A	30	$3,284,250	0.86%
Wal-Mart Stores, Inc.	65,000	$3,127,150	0.82%
Microsoft Corp.	95,000	$2,799,650	0.73%
Citigroup, Inc.	50,000	$2,564,500	0.67%
Ameriprise Financial, Inc.	35,000	$2,224,950	0.58%
Johnson & Johnson	35,000	$2,156,700	0.56%
Triad Hospitals, Inc.	40,000	$2,150,400	0.56%
American International Group, Inc.	30,000	$2,100,900	0.55%
Anheuser-Busch Companies, Inc.	40,000	$2,086,400	0.55%

Asset Allocation — Percentage of Net Assets

Sector Weightings — Percentage of Total Investment Securities

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (56.8%)
	AEROSPACE/DEFENSE (0.5%)
10,000	Armor Holdings, Inc. *	$868,700
20,000	Goodrich Corp.	1,191,200
		2,059,900
	AIR TRANSPORT (0.3%)
45,000	Alaska Air Group, Inc. *	1,253,700
	AUTO & TRUCK (0.1%)
30,000	Tata Motors Ltd. ADR	492,600
	AUTO PARTS (0.3%)
15,000	Autoliv, Inc.	853,050
5,000	Eaton Corp.	465,000
		1,318,050
	BANK (1.0%)
30,000	Bank of America Corp.	1,466,700
40,000	KeyCorp	1,373,200
14,000	PNC Financial Services Group, Inc.	1,002,120
		3,842,020
	BANK — CANADIAN (0.9%)
30,000	Bank of Nova Scotia	1,464,900
25,000	Zions Bancorporation	1,922,750
		3,387,650
	BEVERAGE — ALCOHOLIC (0.9%)
40,000	Anheuser-Busch Companies, Inc.	2,086,400
50,000	Constellation Brands, Inc. Class A *	1,214,000
		3,300,400
	BEVERAGE — SOFT DRINK (0.6%)
15,000	Cadbury Schweppes PLC ADR	814,500
25,000	Coca-Cola Co. (The)	1,307,750
		2,122,250
	BIOTECHNOLOGY (0.9%)
25,000	Genentech, Inc. *	1,891,500
20,000	Invitrogen Corp. *	1,475,000
		3,366,500
	BUILDING MATERIALS (0.1%)
10,000	USG Corp. *	490,400
	CABLE TV (0.3%)
30,000	Cablevision Systems Corp. NY Group A *	$1,085,700
	CANADIAN ENERGY (1.0%)
16,000	Canadian Natural Resources, Inc.	1,061,600
28,000	EnCana Corp.	1,720,600
8,000	Suncor Energy, Inc.	719,360
20,000	Talisman Energy, Inc.	386,600
		3,888,160
	CEMENT & AGGREGATES (0.3%)
30,000	Cemex S.A. de C.V. ADR *	1,107,000
	CHEMICAL — BASIC (0.7%)
10,000	Agrium, Inc.	437,500
30,000	Dow Chemical Co. (The)	1,326,600
20,000	E.I. du Pont de Nemours & Co.	1,016,800
		2,780,900
	CHEMICAL — DIVERSIFIED (1.3%)
15,000	Cabot Corp.	715,200
20,000	Cytec Industries, Inc.	1,275,400
10,000	Eastman Chemical Co.	643,300
45,000	Huntsman Corp.	1,093,950
30,000	Pall Corp.	1,379,700
		5,107,550
	CHEMICAL — SPECIALTY (0.9%)
15,000	Arch Chemicals, Inc.	527,100
80,000	Chemtura Corp.	888,800
20,000	Lubrizol Corp. (The)	1,291,000
15,000	Mosaic Co. (The) *	585,300
		3,292,200
	COMPUTER & PERIPHERALS (1.0%)
60,000	EMC Corp. *	1,086,000
40,000	Komag, Inc. *	1,275,600
35,000	Seagate Technology	761,950
45,000	Western Digital Corp. *	870,750
		3,994,300
	COMPUTER SOFTWARE & SERVICES (1.9%)
30,000	Accenture Ltd. Class A	1,286,700
15,000	Cognos, Inc. *	595,050
30,000	Computer Sciences Corp. *	1,774,500

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2007

Shares		Value
95,000	Microsoft Corp.	$2,799,650
20,000	NAVTEQ Corp. *	846,800
		7,302,700
	DIVERSIFIED COMPANIES (1.2%)
25,000	Honeywell International, Inc.	1,407,000
20,000	Pentair, Inc.	771,400
12,000	Teleflex, Inc.	981,360
40,000	Tyco International Ltd.	1,351,600
		4,511,360
	DRUG (3.2%)
20,000	AVI BioPharma, Inc. *	56,000
20,000	Forest Laboratories, Inc. *	913,000
20,000	Genzyme Corp. *	1,288,000
10,000	GlaxoSmithKline PLC ADR	523,700
22,500	Immucor, Inc. *	629,325
40,000	King Pharmaceuticals, Inc. *	818,400
25,000	Mylan Laboratories, Inc.	454,750
40,000	Pfizer, Inc.	1,022,800
50,000	Sanofi-Aventis ADR	2,013,500
40,000	Teva Pharmaceutical Industries Ltd. ADR	1,650,000
30,000	Watson Pharmaceuticals, Inc. *	975,900
30,000	Wyeth	1,720,200
		12,065,575
	EDUCATIONAL SERVICES (0.1%)
20,000	Voyager Learning Co. *	190,800
	ELECTRICAL EQUIPMENT (2.1%)
20,000	American Science & Engineering, Inc. *	1,137,000
30,000	AVX Corp.	502,200
35,000	Corning, Inc. *	894,250
105,000	General Electric Co.	4,019,400
18,000	Thomas & Betts Corp. *	1,044,000
40,000	Ultralife Batteries, Inc. *	420,800
		8,017,650
	ELECTRICAL UTILITY — CENTRAL (1.1%)
30,000	ALLETE, Inc.	1,411,500
35,000	American Electric Power Company, Inc.	1,576,400
10,000	OGE Energy Corp.	366,500
35,000	Westar Energy, Inc.	849,800
		4,204,200
	ELECTRICAL UTILITY — EAST (2.3%)
16,000	Dominion Resources, Inc.	$1,380,960
9,000	Exelon Corp.	653,400
60,000	Pepco Holdings, Inc.	1,692,000
30,000	PPL Corp.	1,403,700
30,000	Progress Energy, Inc.	1,367,700
40,000	Southern Co.	1,371,600
60,000	TECO Energy, Inc.	1,030,800
		8,900,160
	ELECTRICAL UTILITY — WEST (0.7%)
50,000	IDACORP, Inc.	1,602,000
50,000	Xcel Energy, Inc.	1,023,500
		2,625,500
	ELECTRONICS (0.8%)
25,000	Avnet, Inc. *	991,000
55,000	Celestica, Inc. *	343,750
15,000	LaserCard Corp. *	163,800
15,000	MEMC Electronic Materials, Inc. *	916,800
15,000	Multi-Fineline Electronix, Inc. *	257,400
20,000	Plantronics, Inc.	524,400
35,000	Valence Technology, Inc. *	38,850
		3,236,000
	ENTERTAINMENT (0.8%)
50,000	CBS Corp. Class B	1,666,000
70,000	Time Warner, Inc.	1,472,800
		3,138,800
	ENTERTAINMENT TECHNOLOGY (0.1%)
10,000	Avid Technology, Inc. *	353,500
	ENVIRONMENTAL (0.1%)
25,000	Tetra Tech, Inc. *	538,750
	FINANCIAL SERVICES — DIVERSIFIED (3.2%)
30,000	American International Group, Inc.	2,100,900
35,000	Ameriprise Financial, Inc.	2,224,950
30,000	BISYS Group, Inc. (The) *	354,900
50,000	Citigroup, Inc.	2,564,500
10,000	HSBC Holdings PLC ADR	917,700
40,000	ING Groep NV ADR	1,758,800
40,000	Loews Corp.	2,039,200
5,000	Principal Financial Group, Inc.	291,450
		12,252,400

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	FOOD PROCESSING (1.8%)
20,000	Archer-Daniels-Midland Co.	$661,800
35,000	Chiquita Brands International, Inc. *	663,600
30,000	ConAgra Foods, Inc.	805,800
15,000	General Mills, Inc.	876,300
15,000	Hormel Foods Corp.	560,250
45,000	Sara Lee Corp.	783,000
30,000	Smithfield Foods, Inc. *	923,700
30,000	Tyson Foods, Inc. Class A	691,200
30,000	Unilever PLC ADR	967,800
		6,933,450
	FOREIGN TELECOMMUNICATIONS (1.2%)
50,000	Deutsche Telekom AG	920,500
50,000	Telecom Corporation of New Zealand Ltd. ADR	1,396,000
20,000	Telefonica S.A. ADR	1,335,200
20,000	Telefonos de Mexico S.A. de C.V. ADR	757,800
		4,409,500
	FURNITURE/HOME FURNISHINGS (0.3%)
20,000	Furniture Brands International, Inc.	284,000
30,000	La-Z-Boy, Inc.	343,800
20,000	Tempur-Pedic International, Inc.	518,000
		1,145,800
	HEALTH CARE INFORMATION SYSTEMS (0.3%)
30,000	IMS Health, Inc.	963,900
	HOUSEHOLD PRODUCTS (0.2%)
20,000	Newell Rubbermaid, Inc.	588,600
	INSURANCE — LIFE (0.9%)
25,000	Lincoln National Corp.	1,773,750
30,000	Manulife Financial Corp.	1,119,600
18,843	UnumProvident Corp.	491,990
		3,385,340
	INSURANCE — PROPERTY & CASUALTY (2.6%)
25,000	21st Century Insurance Group	546,500
45,000	American Financial Group, Inc.	1,536,750
15,000	Arch Capital Group Ltd. *	1,088,100
22,500	Berkley (W.R.) Corp.	732,150
30	Berkshire Hathaway, Inc. Class A *	3,284,250
30,000	HCC Insurance Holdings, Inc.	1,002,300
15,000	PartnerRe Ltd.	1,162,500
12,000	SAFECO Corp.	747,120
		10,099,670
	MACHINERY (1.7%)
40,000	Briggs & Stratton Corp.	1,262,400
20,000	Flowserve Corp.	1,432,000
20,000	Ingersoll-Rand Company Ltd. Class A	1,096,400
20,000	Lincoln Electric Holdings, Inc.	1,484,800
30,000	Watts Water Technologies, Inc. Class A	1,124,100
		6,399,700
	MARITIME (0.3%)
15,000	Alexander & Baldwin, Inc.	796,650
30,000	Quintana Maritime Ltd.	474,600
		1,271,250
	MEDICAL SERVICES (1.6%)
35,000	Health Management Associates, Inc. Class A	397,600
20,000	Health Net, Inc. *	1,056,000
15,000	Laboratory Corporation of America Holdings *	1,173,900
20,000	Lincare Holdings, Inc. *	797,000
26,000	PSS World Medical, Inc. *	473,720
40,000	Triad Hospitals, Inc. *	2,150,400
		6,048,620
	MEDICAL SUPPLIES (3.2%)
14,011	Baxter International, Inc.	789,380
10,000	Becton Dickinson & Co.	745,000
12,000	Bio-Rad Laboratories, Inc. Class A *	906,840
40,000	Boston Scientific Corp. *	613,600
35,000	Johnson & Johnson	2,156,700
40,000	Kinetic Concepts, Inc. *	2,078,800
15,000	Medtronic, Inc.	777,900
15,000	PolyMedica Corp.	612,750
24,000	STERIS Corp.	734,400
30,000	Syneron Medical Ltd. *	748,500
25,000	Varian Medical Systems, Inc. *	1,062,750
10,000	Zimmer Holdings, Inc. *	848,900
		12,075,520

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2007

Shares		Value
	METALS & MINING DIVERSIFIED (0.7%)
20,000	Alliance Resource Partners LP	$838,000
20,000	BHP Billiton Ltd. ADR	1,195,000
10,000	Cameco Corp.	507,400
		2,540,400
	NATURAL GAS — DISTRIBUTION (0.1%)
21,000	Ferrellgas Partners, L.P.	506,520
	NATURAL GAS — DIVERSIFIED (0.8%)
20,000	Devon Energy Corp.	1,565,800
45,000	El Paso Corp.	775,350
20,000	National Fuel Gas Co.	866,200
		3,207,350
	NEWSPAPER (0.6%)
15,000	Gannett Co., Inc.	824,250
55,000	News Corp. Class B	1,261,700
10,572	Tribune Co.	310,817
		2,396,767
	OFFICE EQUIPMENT & SUPPLIES (0.3%)
20,000	Diebold, Inc.	1,044,000
	OILFIELD SERVICES/EQUIPMENT (2.8%)
20,000	Bristow Group, Inc. *	991,000
10,000	Bronco Drilling Company, Inc. *	164,100
20,000	ENSCO International, Inc.	1,220,200
20,000	GlobalSantaFe Corp.	1,445,000
20,000	Grant Prideco, Inc. *	1,076,600
25,000	Nabors Industries Ltd. *	834,500
16,000	Noble Corp.	1,560,320
20,000	Patterson-UTI Energy, Inc.	524,200
20,000	Pride International, Inc. *	749,200
35,000	Rowan Companies, Inc.	1,434,300
50,500	RPC, Inc.	860,520
		10,859,940
	PETROLEUM — INTEGRATED (1.0%)
20,000	Chesapeake Energy Corp.	692,000
20,000	Chevron Corp.	1,684,800
10,000	Hess Corp.	589,600
12,000	Marathon Oil Corp.	719,520
1,000	PetroChina Co. Ltd. ADR	148,680
		3,834,600
	PETROLEUM — PRODUCING (0.4%)
30,000	Anadarko Petroleum Corp.	$1,559,700
	PHARMACY SERVICES (0.3%)
35,000	CVS Caremark Corp.	1,275,750
	POWER (0.1%)
20,000	Headwaters, Inc. *	345,400
	PRECIOUS METALS (0.6%)
25,000	AngloGold Ashanti Ltd. ADR	945,500
30,000	Harmony Gold Mining Company Ltd. ADR *	428,100
25,000	Newmont Mining Corp.	976,500
		2,350,100
	PRECISION INSTRUMENT (0.6%)
25,000	Applera Corporation — Applied Biosystems Group	763,500
20,000	OSI Systems, Inc. *	547,000
40,000	PerkinElmer, Inc.	1,042,400
		2,352,900
	RAILROAD (0.9%)
24,000	Canadian National Railway Co.	1,222,320
20,000	Canadian Pacific Railway Ltd.	1,376,400
15,000	Norfolk Southern Corp.	788,550
		3,387,270
	RECREATION (0.2%)
20,000	Brunswick Corp.	652,600
	RETAIL — SPECIAL LINES (0.6%)
30,000	Cabela’s, Inc. *	663,900
20,000	Chico’s FAS, Inc. *	486,800
30,000	Gap, Inc. (The)	573,000
15,000	TJX Companies, Inc. (The)	412,500
		2,136,200
	RETAIL STORE (0.8%)
65,000	Wal-Mart Stores, Inc.	3,127,150
	SEMICONDUCTOR (0.7%)
20,000	Advanced Micro Devices, Inc. *	286,000
30,000	Analog Devices, Inc.	1,129,200
50,000	Motorola, Inc.	885,000
27,000	O2Micro International Ltd. ADR *	299,025
		2,599,225

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
	STEEL — INTEGRATED (0.2%)
50,000	Mueller Water Products, Inc. Class A	$853,000
	TELECOMMUNICATION SERVICES (0.8%)
15,000	BCE, Inc.	566,850
20,000	Dycom Industries, Inc. *	599,600
35,000	Telkonet, Inc. *	68,600
30,000	Turkcell Iletisim Hizmetleri AS ADR	499,500
40,000	Vodafone Group PLC ADR	1,345,200
		3,079,750
	TELECOMMUNICATIONS EQUIPMENT (0.5%)
40,000	AudioCodes Ltd. *	224,800
30,000	Cisco Systems, Inc. *	835,500
20,000	Nokia Oyj ADR	562,200
10,000	Polycom, Inc. *	336,000
		1,958,500
	TRUCKING (0.5%)
10,000	Ryder System, Inc.	538,000
35,000	YRC Worldwide, Inc. *	1,288,000
		1,826,000
	UTILITY — FOREIGN (0.1%)
20,000	Korea Electric Power Corp. ADR	438,000
	WATER UTILITY (0.4%)
25,000	American States Water Co.	889,250
14,000	California Water Service Group	524,860
		1,414,110
	TOTAL COMMON STOCKS (Cost $169,230,928)	217,293,257

PREFERRED STOCKS (1.4%)
	BANK (0.3%)
40,000	KeyCorp Capital IX 6-3/4%	986,000
	ELECTRICAL EQUIPMENT (0.2%)
29,100	General Electric Capital Corp. 4-1/2% (1)	675,120
	FINANCIAL SERVICES — DIVERSIFIED (0.2%)
40,000	HSBC Holdings PLC 6-1/5%	954,000
	INSURANCE — LIFE (0.2%)
25,000	Metlife, Inc. Series B 6-1/2%	$639,750
	R.E.I.T. (0.2%)
30,000	Health Care, Inc. Series F 7-5/8%	755,100
	SECURITIES BROKERAGE (0.3%)
50,000	Lehman Brothers Holdings, Inc. Series G 6.07%(2)	1,278,000
	TOTAL PREFERRED STOCKS (Cost $5,296,106)	5,287,970

Principal Amount
CORPORATE BONDS & NOTES (2.5%)
	CHEMICAL — SPECIALTY (0.3%)
$1,175,000	Lubrizol Corp., 5.88%, 12/1/08	1,179,315
	ELECTRICAL EQUIPMENT (1.0%)
2,000,000	General Electric Capital Corp., 5.50%, 11/15/11	1,984,600
2,000,000	Thomas & Betts Corp., 6.39%, 2/10/09	2,021,506
		4,006,106
	ENTERTAINMENT (0.4%)
1,500,000	Liberty Media Corp., 7.88%, 7/15/09	1,555,947
	FOOD PROCESSING (0.3%)
1,000,000	Sensient Technologies Corp., 6.50%, 4/1/09	999,797
	INSURANCE — LIFE (0.5%)
2,000,000	Principal Life Income Funding Trusts, 4.66%, 4/1/16(2)	1,754,460
	TOTAL CORPORATE BONDS & NOTES (Cost $9,721,491)	9,495,625

CONVERTIBLE CORPORATE BONDS & NOTES (4.2%)
	AEROSPACE/DEFENSE (0.5%)
1,500,000	EDO Corp. 4.00%, 11/15/25	1,726,875
	AIR TRANSPORT (0.9%)
1,500,000	ExpressJet Holdings, Inc., 4.25%, 8/1/23	1,455,000
2,250,000	JetBlue Airways Corp. 3.50%, 7/15/33	2,182,500
		3,637,500

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

June 30, 2007

Principal Amount		Value
	APPAREL (0.4%)
$1,500,000	Kellwood Co. 3.50%, 6/15/34(3)	$1,376,250
	BANK — MIDWEST (0.5%)
2,000,000	U.S. Bancorp 3.61%, 2/6/37(4)	1,977,000
	COMPUTER & PERIPHERALS (0.4%)
800,000	Adaptec, Inc. 0.75%, 12/22/23	739,000
1,000,000	Mercury Computer Systems, Inc. (Senior Notes), 2.00%, 5/1/24	896,250
		1,635,250
	COMPUTER SOFTWARE & SERVICES (0.2%)
1,000,000	Ciber, Inc. 2.88%, 12/15/23	961,250
	DRUG (0.4%)
1,500,000	Valeant Pharmaceuticals International 4.00%, 11/15/13	1,391,250
	INDUSTRIAL SERVICES (0.3%)
1,000,000	Quanta Services, Inc. 4.00%, 7/1/07	1,000,000
	SEMICONDUCTOR (0.2%)
1,000,000	Vitesse Semiconductor Corp. 1.50%, 10/1/24	861,250
	TELECOMMUNICATIONS EQUIPMENT (0.4%)
1,500,000	Agere Systems, Inc. 6.50%, 12/15/09	1,524,375
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $15,392,478)	16,091,000

U.S. TREASURY OBLIGATIONS (19.4%)
3,000,000	U.S. Treasury Notes, 4.88%, 8/31/08	2,995,314
7,000,000	U.S. Treasury Notes, 4.50%, 2/15/09	6,951,329
4,000,000	U.S. Treasury Notes, 4.88%, 5/15/09	3,998,124
7,000,000	U.S. Treasury Notes, 5.50%, 5/15/09	7,074,375
5,000,000	U.S. Treasury Notes, 5.75%, 8/15/10	5,122,655
8,000,000	U.S. Treasury Notes, 4.50%, 11/15/10	7,903,752
9,000,000	U.S. Treasury Notes, 4.75%, 3/31/11	8,950,077
6,245,160	U.S. Treasury Notes, 2.38%, 4/15/11(5)	6,176,850
6,000,000	U.S. Treasury Notes, 4.88%, 4/30/11	5,991,096
5,000,000	U.S. Treasury Notes, 5.13%, 6/30/11	5,037,890
4,000,000	U.S. Treasury Notes, 5.00%, 8/15/11	4,017,500
6,000,000	U.S. Treasury Notes, 4.75%, 1/31/12	5,955,000
4,000,000	U.S. Treasury Notes, 4.75%, 5/31/12	3,968,752
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $74,107,540)	74,142,714

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.3%)
3,000,000	Federal Home Loan Bank, 4.00%, 11/9/07	2,985,546
2,500,000	Federal Home Loan Bank, 4.38%, 10/3/08	2,473,158
3,000,000	Federal Home Loan Bank, 4.50%, 10/14/08	2,971,827
2,500,000	Federal Home Loan Bank, 4.63%, 11/21/08	2,479,238
2,000,000	Federal Home Loan Bank, 4.75%, 12/12/08	1,986,356
3,000,000	Federal Home Loan Bank, 5.25%, 5/7/10	2,989,704
3,000,000	Federal Home Loan Bank, 4.88%, 5/14/10	2,974,974
4,000,000	Federal Home Loan Bank, 5.45%, 6/18/10	3,997,116
1,468,820	Federal Home Loan Bank, 4.75%, 10/25/10	1,433,935
3,000,000	Federal Home Loan Bank, 5.55%, 6/12/12	2,997,600
3,000,000	Federal Home Loan Bank, 7.50%, 12/27/21(4)	2,992,500
1,520,365	Federal National Mortgage Association Benchmark REMIC Series 20069-B1 Class AB, 6.00%, 6/25/16	1,520,480
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $31,973,814)	$31,802,434
	TOTAL INVESTMENT SECURITIES (92.6%) (Cost $305,722,357)	354,113,000

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)	June 30, 2007

Principal Amount		Value
SHORT-TERM INVESTMENTS (7.3%)
	CORPORATE BONDS (1.3%)
$5,000,000	Rabobank Nederland NV, 6.00%, 4/11/08(6)	5,000,000
	REPURCHASE AGREEMENTS (3.4%)
12,800,000	With Morgan Stanley, 4.00%, dated 6/29/07, due 7/2/07, delivery value $12,804,267, (collateralized by $9,950,000 U.S. Treasury Notes 8.125%, due 8/15/21, with a value of $13,130,092)	12,800,000
	U.S. GOVERNMENT AGENCY OBLIGATIONS (2.6%)
5,000,000	Federal Home Loan Bank, 5.25%, 11/29/07	5,000,000
5,000,000	Federal Home Loan Bank, 5.25%, 6/20/08(4)	5,000,000

		10,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $27,800,000)	27,800,000

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		426,472

NET ASSETS (100%)		$382,339,472

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($382,339,472 ÷ 42,286,080 shares outstanding)		$9.04

*	Non-income producing.
(1)	Multi-coupon preferred security.
(2)	Rate at June 30, 2007. Floating rate changes monthly.
(3)	Step Bond — The rate shown is as of June 30, 2007 and will reset at a future date.
(4)	Rate at June 30, 2007. Floating rate changes quarterly.
(5)	Treasury Inflation Protected Security (TIPS).
ADR	American Depositary Receipt

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Statement of Assets and Liabilities
at June 30, 2007 (unaudited)

Assets:
Investment securities, at value (Cost — $305,722,357)	$354,113,000
Repurchase agreements (Cost — $12,800,000)	12,800,000
Other short-term investments (Cost — $15,000,000)	15,000,000
Cash	124,247
Interest and dividends receivable	1,736,118
Receivable for capital shares sold	214,045
Receivable for securities sold	186,129
Total Assets	384,173,539
Liabilities:
Payable for securities purchased	1,250,643
Payable for capital shares repurchased	238,785
Accrued expenses:
Advisory fee	208,482
Service and distribution plan fees payable	78,580
Directors’ fees and expenses	7,272
Other	50,305
Total Liabilities	1,834,067
Net Assets	$382,339,472
Net assets consist of:
Capital stock, at $1.00 par value (authorized 50,000,000, outstanding 42,286,080 shares)	$42,286,080
Additional paid-in capital	277,710,848
Undistributed net investment income	531,296
Accumulated net realized gain on investments	13,420,522
Net unrealized appreciation of investments and foreign currency translations	48,390,726
Net Assets	$382,339,472
Net Asset Value, Offering and Redemption Price Per Outstanding Share ($382,339,472 ÷ 42,286,080 shares outstanding)	$9.04

Statement of Operations
for the Six Months Ended June 30, 2007 (unaudited)

Investment Income:
Interest	$3,775,791
Dividends (Net of foreign withholding tax of $49,183)	2,303,060
Total Income	6,078,851
Expenses:
Advisory fee	1,218,533
Service and distribution plan fee	459,131
Transfer agent fees	67,362
Auditing and legal fees	47,727
Printing and postage	37,361
Custodian fees	36,191
Registration and filing fees	26,354
Directors’ fees and expenses	13,810
Insurance	11,270
Telephone	6,129
Other	2,872
Total Expenses Before Custody Credits	1,926,740
Less: Custody Credits	(4,833)
Net Expenses	1,921,907
Net Investment Income	4,156,944
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Exchange Transactions:
Net Realized Gain	13,336,917
Change in Unrealized Appreciation/(Depreciation)	8,260,933
Net Realized Gain and Change in Net Unrealized Appreciation/(Depreciation) on Investments and Foreign Exchange Transactions	21,597,850
Net Increase in Net Assets from Operations	$25,754,794

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended June 30, 2007 (unaudited) and for the Year Ended December 31, 2006

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Operations:
Net investment income	$4,156,944	$7,355,858
Net realized gain on investments	13,336,917	18,111,994
Change in net unrealized appreciation/(depreciation)	8,260,933	8,775,385
Net increase in net assets from operations	25,754,794	34,243,237
Distributions to Shareholders:
Net investment income	(3,875,462)	(8,750,631)
Net realized gain from investment transactions	(2,078,594)	(19,391,781)
Total Distributions	(5,954,056)	(28,142,412)
Capital Share Transactions:
Proceeds from sale of shares	33,900,085	115,457,405
Proceeds from reinvestment of distributions to shareholders	5,449,036	25,860,357
Cost of shares repurchased	(34,760,154)	(66,365,012)
Increase from capital share transactions	4,588,967	74,952,750
Total Increase in Net Assets	24,389,705	81,053,575
Net Assets:
Beginning of period	357,949,767	276,896,192
End of period	$382,339,472	$357,949,767
Undistributed net investment income, at end of period	$531,296	$249,814

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)	June 30, 2007

1.	Significant Accounting Policies

Value Line Income and Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A)    Security Valuation.    Securities listed on a securities exchange are valued at the closing sales prices on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. In addition, the Fund may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS No. 157). SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS No. 157 will have on the Fund’s financial statement disclosures.

(B)    Repurchase Agreements.    In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)

(C)    Federal Income Taxes.    It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. As of June 30, 2007, management has reviewed the tax positions for the tax years still subject to tax audit under the statute of limitations, evaluated the implications of FIN 48, and determined that there is no impact to the Fund’s financial statements at this time.

(D)    Security Transactions and Distributions.    Security transactions are accounted for on the date the securities are purchased or sold. Interest income, adjusted for amortization of discount and premium, is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E)    Foreign Currency Translation.    The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Fund does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency fluctuations realized between the trade and settlement dates on securities transactions, the differences between the U.S. dollar amounts of dividends, interest, and foreign withholding taxes recorded by the Fund, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates. The effect of the change in foreign exchange rates on the value of investments is included in realized gain/loss on investments and change in net unrealized appreciation/depreciation on investments.

(F)    Representations and Indemnifications.    In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Value Line Income and Growth Fund, Inc.

June 30, 2007

2.	Capital Share Transactions, Dividends and Distributions to Shareholders

Transactions in capital stock were as follows:

	Six Months Ended June 30, 2007 (unaudited)	Year Ended December 31, 2006
Shares sold	3,856,021	13,266,329
Shares issued to shareholders in reinvestment of dividends and distributions	618,816	3,013,133
Shares repurchased	(3,953,958)	(7,604,969)
Net increase	520,879	8,674,493
Dividends per share from net investment income	$0.0925	$0.2250
Distributions per share from net realized gains	$0.0499	$0.04871

3.	Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term securities, were as follows:

Six Months Ended June 30, 2007 (unaudited)
Purchases:
U.S. Treasury & Government Agency Obligations	$39,206,964
Other Investment Securities	59,155,201
$98,362,165
Sales & Redemptions:
U.S. Treasury & Government Agency Obligations	$8,751,031
Other Investment Securities	71,031,330
$79,782,361

4.	Income Taxes (unaudited)

At June 30, 2007, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$333,522,357
Gross tax unrealized appreciation	$52,029,382
Gross tax unrealized depreciation	(3,638,739)
Net tax unrealized appreciation on investments	$48,390,643

5.	Investment Advisory Fees, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $1,218,533 as paid or payable to Value Line, Inc., the Fund’s investment adviser (the “Adviser”), for the six months ended June 30, 2007. This was computed at the rate of 0.70% of the first $100 million of the Fund’s average daily net assets plus 0.65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund’s Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. Direct expenses of the Fund are charged to the Fund while common expenses of the Value Line Funds are allocated proportionately based upon the funds’ respective net assets. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the “Plan”), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund’s shares and for servicing the Fund’s shareholders at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months

Value Line Income and Growth Fund, Inc.

Notes to Financial Statements (unaudited)	June 30, 2007

ended June 30, 2007, fees amounting to $459,131 were paid or payable to the Distributor under the Plan.

For the six months ended June 30, 2007, the Fund’s expenses were reduced by $4,833 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan owned 443,488 shares of the Fund’s capital stock, representing less than 1% of the outstanding shares at June 30, 2007. In addition, officers and directors of the Fund as a group owned 3,572 Shares of the Fund, representing less than 1% of the outstanding shares.

Value Line Income and Growth Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Years Ended December 31,
	Six Months Ended June 30, 2007 (unaudited)	2006	2005	2004	2003	2002
Net asset value, beginning of period	$8.57	$8.37	$8.35	$8.23	$7.00	$8.17
Income/(loss) from investment operations:
Net investment income	0.10	0.19	0.15	0.11	0.11	0.11
Net gains or losses on securities (both realized and unrealized)	0.51	0.73	0.68	1.06	1.59	(1.09)
Total from investment operations	0.61	0.92	0.83	1.17	1.70	(0.98)
Less distributions:
Dividends from net investment income	(0.09)	(0.23)	(0.15)	(0.11)	(0.11)	(0.11)
Distributions from net realized gains	(0.05)	(0.49)	(0.66)	(0.94)	(0.36)	(0.08)
Total distributions	(0.14)	(0.72)	(0.81)	(1.05)	(0.47)	(0.19)
Net asset value, end of period	$9.04	$8.57	$8.37	$8.35	$8.23	$7.00
Total return	7.20%(2)	11.07%	9.98%	14.39%	24.43%	(12.03)%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$382,339	$357,950	$276,896	$230,559	$208,327	$189,002
Ratio of expenses to average net assets(1)	1.06%(3)	1.07%	1.09%	1.11%	1.15%	1.15%
Ratio of net investment income to average net assets	2.28%(3)	2.21%	1.81%	1.31%	1.37%	1.41%
Portfolio turnover rate	24%(2)	62%	71%	103%	106%	155%

(1)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed for the six months ended June 30, 2007, and would have been 1.06% for the year ended December 31, 2006, 1.14% for the year ended December 31, 2003 and would not have changed for the years ended December 31, 2005, 2004, and 2002.
(2)	Not annualized.
(3)	Annualized.

See Notes to Financial Statements.

Value Line Income and Growth Fund, Inc.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

Value Line Income and Growth Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory
Agreement for Value Line Income and Growth Fund, Inc. (unaudited)

The Investment Company Act of 1940 (the “1940 Act”) requires the Board of Directors, including a majority of Directors who are not interested persons of the Fund, as that term is defined in the 1940 Act (the “Independent Directors”), annually to consider the investment advisory agreement (the “Agreement”) between the Fund and its investment adviser, Value Line, Inc. (“Value Line”). As required by the 1940 Act, the Board requested and Value Line provided such information as the Board deemed to be reasonably necessary to evaluate the terms of the Agreement. At meetings held throughout the year, including the meeting specifically focused upon the review of the Agreement held on March 8, 2007, the Independent Directors met in executive sessions separately from the non-Independent Director of the Fund and any officers of Value Line. In selecting Value Line and approving the continuance of the Agreement, the Independent Directors relied upon the assistance of counsel to the Independent Directors.

Both in the meeting that specifically addressed the approval of the Agreement and at other meetings held during the course of the year, the Board, including the Independent Directors, received materials relating to Value Line’s investment and management services under the Agreement. These materials included information on (i) the investment performance of the Fund over various periods of time compared to the performance of a peer group of funds consisting of the Fund and all retail and institutional mixed-asset target allocation moderate funds regardless of asset size or primary channel of distribution (the “Performance Universe”), as classified by Lipper Inc., an independent evaluation service (“Lipper”), and to the Fund’s benchmark index; (ii) sales and redemption data with respect to the Fund; (iii) the general investment outlook in the markets in which the Fund invests; (iv) arrangements with respect to the distribution of the Fund’s shares; (v) the allocation of the Fund’s brokerage (none of which was effected through any affiliate of Value Line); and (vi) the overall nature, quality and extent of services provided by Value Line.

As part of the review of the continuance of the Agreement, the Board requested, and Value Line provided, additional information in order to evaluate the quality of Value Line’s services and the reasonableness of its fees under the Agreement. In a separate executive session, the Independent Directors engaged in an extensive review of information, which included data comparing: (i) the Fund’s management fees, transfer agent/custodian fees, service fees (including 12b-1 fees), and other non-management fees, to those incurred by a peer group of funds consisting of the Fund and 13 other retail no-load and front-end load mixed-asset target allocation moderate funds, as selected objectively by Lipper (the “Expense Group”), and a peer group of funds consisting of the Fund, the Expense Group and all other retail no-load and front-end load mixed-asset target allocation moderate funds, as selected objectively by Lipper (the “Expense Universe”); (ii) the Fund’s average expense ratio to those of its Expense Group and Expense Universe; (iii) the Fund’s investment performance over various time periods to the average performance of the Performance Universe as well as the 10 or 30 (depending on availability) largest retail mixed-asset target allocation moderate classification funds as selected by Lipper (the “Lipper Index”); (iv) Value Line’s financial results and condition, including Value Line’s and its affiliates’ profitability from the services that have been performed for the Fund as well as the Value Line family of funds; (v) the Fund’s current investment management staffing; and (vi) the Fund’s potential for achieving economies of scale. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the Expense Group, the Expense Universe and the Performance Universe to prepare its information.

The following summarizes matters considered by the Board in connection with its renewal of the Agreement. However, the Board did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Investment Performance.    The Board reviewed the Fund’s overall investment performance and compared it to its Performance Universe and the Lipper Index. The Board noted that although the Fund’s performance for the one-year period ended December 31, 2006 was below the performance of the Lipper Index, the Fund outperformed the Lipper Index for the three-year, five-year and ten-year periods ended December 31, 2006, and the Fund outperformed the Performance Universe average for the one-year, three-year, five-year and ten-year periods ended December 31, 2006.

Value Line Income and Growth Fund, Inc.

Factors Considered by the Board in Approving the Investment Advisory
Agreement for Value Line Income and Growth Fund, Inc. (unaudited)

Value Line’s Personnel and Methods.    The Board reviewed the background of the portfolio manager responsible for the daily management of the Fund’s portfolio, achieving the Fund’s investment objective and adhering to the Fund’s investment strategy. The Independent Directors also engaged in discussions with Value Line’s senior management who are responsible for the overall functioning of the Fund’s investment operations. Based on this review, the Board concluded that the Fund’s management team and Value Line’s overall resources were well developed and that Value Line had investment management capabilities and personnel essential to performing its duties under the Agreement.

Management Fee and Expenses.    The Board considered Value Line’s fee under the Agreement relative to the management fees charged by its Expense Group and Expense Universe averages. Although the Fund’s management fee rate for the most recent fiscal year was slightly more than that of both the Expense Group average and the Expense Universe average, the Board determined that the Fund’s management fee rate payable to Value Line under the Agreement does not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the management fee rate under the Agreement is fair and reasonable.

The Board also considered that the Fund’s total expense ratio relative to its Expense Group and Expense Universe averages. The Board noted that the Fund’s total expense ratio was less than that of both the Expense Group average and the Expense Universe average and concluded that the average expense ratio was satisfactory for the purpose of approving the continuance of the Agreement for the coming year.

Nature and Quality of Other Services.    The Board considered the nature, quality, cost and extent of other services provided by Value Line and its affiliate, Value Line Securities, Inc., the Fund’s principal underwriter. At meetings held throughout the year, the Board reviewed the effectiveness of Value Line’s overall compliance program, as well as the services provided by Value Line Securities, Inc. The Board also reviewed the services provided by Value Line and its affiliate in supervising third party service providers. Based on this review, the Board concluded that the nature, quality, cost and extent of such other services provided by Value Line and its affiliate were satisfactory, reliable and beneficial to the Fund’s shareholders.

Profitability.    The Board considered the level of Value Line’s profits with respect to the management of the Fund, including the impact of certain actions taken during 2005, 2006 and 2007. These actions included Value Line’s review of its methodology in allocating certain of its costs to the management of each fund, the reduction of management and/or Rule 12b-1 fees for certain funds (both of which type of reductions may be changed by Value Line or Value Line Securities, Inc. (as the case may be) for certain funds or, for other funds, may not be changed during a set term unless approved by the Board), Value Line’s termination of the use of soft dollar research, and the cessation of trading through Value Line Securities, Inc. Based on a review of these actions and Value Line’s overall profitability, the Board concluded that Value Line’s profits from the management of the Fund, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Other Benefits.    The Board also considered the character and amount of other direct and incidental benefits received by Value Line and its affiliates from their association with the Fund. The Board concluded that potential “fall-out” benefits that Value Line and its affiliates may receive, such as greater name recognition, appear to be reasonable, and may in some cases benefit the Fund.

Economies of Scale.    The Board noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not a relevant consideration for the Fund and additional of break points in the management fee rate was determined not to be necessary at this time.

Conclusion.    The Board, in light of Value Line’s overall performance and actions taken with respect to the rate at which the management fees and Rule 12b-1 fees are charged, considered it appropriate to continue to retain Value Line as the Fund’s investment adviser. Based on their evaluation of all material factors deemed relevant, and with the advice of independent counsel, the Board concluded that the Fund’s Agreement is fair and reasonable and voted to approve the continuation of the Agreement for another year.

Value Line Income and Growth Fund, Inc.

Management of the Fund

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund’s officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Interested Director*
Jean Bernhard Buttner Age 73	Chairman of the Board of Directors and President	Since 1983
Chairman, President and Chief Executive Officer of Value Line, Inc. (the “Adviser”) and Value Line Publishing, Inc. Chairman and President of each of the 14 Value Line Funds and Value Line Securities, Inc. (the “Distributor”).
Value Line, Inc.
Non-Interested Directors
John W. Chandler 1611 Cold Springs Road Williamstown, MA 01267 Age 83	Director	Since 1991	Consultant, Academic Search Consultation Service, Inc. (1994–2004); Trustee Emeritus and Chairman (1993–1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None
Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 65	Director	Since 2000	Customer Support Analyst, Duke Power Company.	None
Francis C. Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 75	Director	Since 2000
Professor of History, Williams College, (1961–2002). Professor Emeritus since 2002. President Emeritus since 1994 and President, (1985–1994); Chairman (1993–1997) and Interim President (2002–2003) of the American Council of Learned Societies. Trustee since 1997 and Chairman of the Board since 2005, National Humanities Center.
None
David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 71	Director	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, (1987–1998).	None

Value Line Income and Growth Fund, Inc.

Management of the Fund

Name, Address, and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director
Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 68	Director	Since 1983	Chairman, Institute for Political Economy.	None
Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 58	Director	Since 1996	Senior Financial Adviser, Veritable L.P. (Investment Adviser) since 2004; Senior Financial Adviser, Hawthorn (2001–2004).	None
Officers
David T. Henigson Age 49	Vice President, Secretary and Chief Compliance Officer	Since 1994
Director, Vice President and Compliance Officer of the Adviser. Director and Vice President of the Distributor. Vice President, Secretary and Chief Compliance Officer of each of the 14 Value Line Funds.

Stephen R. Anastasio Age 48	Treasurer	Since 2005	Controller of the Adviser until 2003; Chief Financial Officer of the Adviser (2003–2005); Treasurer of the Adviser since 2005; Treasurer of each of the 14 Value Line Funds.
Howard A. Brecher Age 53	Assistant Secretary/ Assistant Treasurer	Since 2005	Director, Vice President and Secretary of the Adviser. Director and Vice President of the Distributor.

*	Mrs. Buttner is an “interested person” as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Fund’s Statement of Additional Information (SAI) includes additional information about the Fund’s directors and is available, without charge, upon request by calling 1-800-243-2729.

Value Line Income and Growth Fund, Inc.

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Value Line Income and Growth Fund, Inc.

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Value Line Income and Growth Fund, Inc.

The Value Line Family of Funds

1950 — The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 — Value Line Income and Growth Fund’s primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 — The Value Line Premier Growth Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 — Value Line Larger Companies Fund’s sole investment objective is to realize capital growth.

1979 — The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 — Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 — Value Line Centurion Fund* seeks long-term growth of capital.

1984 — The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 — Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 — Value Line Aggressive Income Trust seeks to maximize current income.

1987 — Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 — Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 — Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 — Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

*	Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 9am–5pm CST, Monday–Friday, or visit us at www.vlfunds.com. Read the prospectus carefully before you invest or send money.

Item 2. Code of Ethics

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services

N/A

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)

The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Jean B. Buttner
Jean B. Buttner, President

Date:	August 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jean B. Buttner
Jean B. Buttner, President, Principal Executive Officer

By:	/s/ Stephen R. Anastasio
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: August 30, 2007